Derivatives (Detail 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Derivative instruments not designated as hedging instruments
Gain (Loss) on Derivative Recognized in Income	$ (42)	$ (20)
Gross notional amount of forward, option and swap contracts not designated as hedging instruments	883
Foreign currency forward/option contracts | Cost of Sales
Derivative instruments not designated as hedging instruments
Gain (Loss) on Derivative Recognized in Income	(24)	(41)
Foreign currency forward contracts | Interest expense
Derivative instruments not designated as hedging instruments
Gain (Loss) on Derivative Recognized in Income	(19)	20
Commodity price swap contracts | Cost of Sales
Derivative instruments not designated as hedging instruments
Gain (Loss) on Derivative Recognized in Income	$ 1	$ 1